UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock

            Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.5%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$465	$466,893
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,346,240
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	655	747,597

		2,560,730
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	435	437,166
5.00%, 6/01/46	530	446,297

		883,463
Arizona — 1.1%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,129,740
California — 10.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	720	788,990
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,150,330
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	446,616
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	45	49,211
5.25%, 8/15/49	115	124,976
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	475	483,545
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 7/01/51 (b)	500	484,810

Municipal Bonds	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	$1,875	$2,066,944
5.25%, 5/15/39	250	270,680
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	110	130,482
State of California, GO, Various Purposes:
6.00%, 3/01/33	800	905,528
6.50%, 4/01/33	650	722,046
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	268,500
Sub-Series I-1, 6.38%, 11/01/19 (a)	375	427,590
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	915	1,071,090
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 6/01/37	900	871,911
5.13%, 6/01/46	205	195,978

		10,459,227
Colorado — 2.8%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	680	706,268
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,710	1,846,356
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	351,760

		2,904,384
Connecticut — 1.5%
Connecticut State Health & Educational Facility Authority, RB, Yale University Issue, Series X-3, 4.85%, 7/01/37	1,550	1,573,359

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$820	$881,484
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,210	1,252,374

		2,133,858
District of Columbia — 1.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	760,718
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	160	171,515
5.25%, 10/01/44	1,000	1,077,400

		2,009,633
Florida — 2.1%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	140	150,562
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	950	1,185,058
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 5/01/43	740	786,590

		2,122,210
Georgia — 1.6%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	160	183,691
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	286,439

Municipal Bonds	Par (000)	Value
Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	$1,095	$1,177,497

		1,647,627
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	464,279
Illinois — 22.5%
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,000	960,960
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	570	534,671
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 1/01/39	1,500	1,683,165
Series C, 6.50%, 1/01/21 (a)	1,855	2,206,504
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	800	893,976
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	351,829
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,040	1,103,856
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	262,831
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	333,432
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,754,100
Presence Health Network, Series C, 5.00%, 2/15/41	1,600	1,607,488
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 1/01/38	730	802,365
Series C, 5.00%, 1/01/38	2,000	2,189,880
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	721,398
Series B (AGM), 5.00%, 6/15/50	1,280	1,335,130

2	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (continued):
Series B-2, 5.00%, 6/15/50	$785	$791,249
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	197,241
6.00%, 6/01/28	940	1,068,695
State of Illinois, GO:
5.00%, 2/01/39	480	476,832
Series A, 5.00%, 4/01/35	1,000	1,000,460
Series A, 5.00%, 4/01/38	1,135	1,124,683
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/19 (a)	200	218,530
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	250	269,468
5.00%, 4/01/44	310	332,931

		23,221,674
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	288,914
7.00%, 1/01/44	1,090	1,298,168
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,146,745
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	144,885
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	465	473,430
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	125	128,981
Sisters of St. Francis Health Services, 5.25%, 11/01/39	270	291,249
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	350	346,640
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	350	382,015

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	$400	$443,328

		4,944,355
Iowa — 2.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	150	150,623
5.50%, 12/01/22	730	733,650
5.25%, 12/01/25	145	144,736
5.88%, 12/01/26 (b)	130	131,370
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	350	370,405
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,145	1,116,180

		2,646,964
Kentucky — 4.4%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	310	328,383
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	5,000	3,883,750
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 7/01/43 (d)	375	302,839

		4,514,972
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,213,197
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	342,467
5.25%, 5/15/31	270	289,540
5.25%, 5/15/32	345	373,556
5.25%, 5/15/33	375	404,160

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (continued):
5.25%, 5/15/35	$160	$173,205

		2,796,125
Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	145,044
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	636,434
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/21 (a)	690	813,055

		1,594,533
Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 1/01/47	540	573,825
UMass Boston Student Housing Project, 5.00%, 10/01/48	600	625,662
Massachusetts Development Finance Agency, Refunding RB:
Boston College, Series T, 4.00%, 7/01/42	360	365,825
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	445	446,927

		2,012,239
Michigan — 4.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,925	2,075,073
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	465	525,999
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 5/15/20 (a)	240	271,437
5.50%, 5/15/36	195	212,708

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	$275	$291,838
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,000	1,111,230

		4,488,285
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	88,015
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	330	346,625
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	80	86,298

		520,938
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	281,790
5.00%, 9/01/42	455	482,455
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	764,309

		1,528,554
New Jersey — 10.3%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	317,872
5.25%, 11/01/44	585	574,880
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	340	334,801
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	645	25,278

4	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	$1,090	$1,151,269
Continental Airlines, Inc. Project, 5.25%, 9/15/29	145	152,588
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	500	528,475
New Jersey EDA, Refunding RB, 5.50%, 6/15/31	775	822,221
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	767,449
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,782,917
Series E, 5.25%, 1/01/40	1,355	1,436,585
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/28	500	532,445
Transportation Program, Series AA, 5.00%, 6/15/44	585	579,793
Transportation System, Series A, 5.50%, 6/15/41	575	587,259
Transportation System, Series B, 5.25%, 6/15/36	775	787,338
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	165	183,473

		10,564,643
New York — 7.2%
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	860,722
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	600	621,840
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	286	301,270
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	852,345

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	$385	$419,658
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,365	1,421,620
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	105	111,691
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	265	284,867
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 1/01/50	1,000	1,054,940
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/20	250	261,580
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	330	332,280
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	462,414
6.00%, 12/01/42	395	444,375

		7,429,602
North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (a)	440	478,297

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	$185	$203,678

		681,975
Ohio — 1.1%
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	230,353
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	885	913,435

		1,143,788
Oregon — 0.8%
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	715	778,521
Pennsylvania — 2.0%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	200	213,134
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	647,094
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	265	279,652
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	480	506,261
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	377,695

		2,023,836
Puerto Rico — 0.6%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds:
5.50%, 5/15/39	255	253,712

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds (continued):
5.63%, 5/15/43	$340	$339,973

		593,685
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	830	784,242
5.00%, 6/01/50	1,580	1,583,097

		2,367,339
South Carolina — 2.9%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	1,040	1,133,621
AMT, 5.25%, 7/01/55	405	438,064
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,220	1,374,025

		2,945,710
Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	447,480
Texas — 12.3%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (a)	680	799,286
Sub-Lien, 5.00%, 1/01/33	115	122,687
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	190	206,439
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/20 (a)	220	247,408
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	485	511,491
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	135	141,562

6	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	$2,585	$2,863,844
6.00%, 11/15/35	145	160,190
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	260,185
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/23 (a)	145	182,193
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	4,750	1,710,332
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	4,485	1,861,948
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	95	109,761
6.00%, 8/15/20	1,175	1,357,571
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (a)	500	562,935
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	640	242,630
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
Blueridge Transportation Group, AMT, 5.00%, 12/31/55	450	466,861
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	500	571,835
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	310,954

		12,690,112
Virginia — 5.8%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 3/01/26	165	160,946

Municipal Bonds	Par (000)	Value
Virginia (continued)
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A (continued):
5.13%, 3/01/31	$320	$310,167
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution, 5.00%, 7/01/51	1,110	1,191,829
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,618,000
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	250	267,715
6.00%, 1/01/37	1,320	1,478,730

		6,027,387
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	235	256,860
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	715	797,446

		1,054,306
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	675	675,506
Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,060,839
Wyoming Municipal Power Agency, Inc., RB, Series A (a):
5.38%, 1/01/18	500	520,095
5.00%, 1/01/19	95	101,894

		1,682,828
Total Municipal Bonds —123.6%		127,263,867

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	$780	$797,059
California — 9.9%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(h)	855	915,782
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (a)	2,970	3,278,910
City of Los Angeles Department of Airports, RB, Los Angeles International Airport, AMT, Series B, 5.00%, 5/15/46	2,000	2,194,460
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	740	755,747
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No. 2, 5.00%, 10/01/43	2,160	2,448,317
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	553	608,465

		10,201,681
Colorado — 3.2%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	1,210	1,271,456
Series C-7, 5.00%, 5/01/18	780	818,821
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,194,868

		3,285,145
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	807,128
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(h)	645	704,350

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New York — 10.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	$510	$556,961
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	500	565,884
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,000	2,264,420
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,768,655
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	2,030	2,310,525
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	810	918,718

		10,385,163
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	896,624
Pennsylvania — 2.6%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/38	1,034	1,141,253
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,572,410

		2,713,663
Texas — 5.3%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	870,066
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series A (h):
5.00%, 8/15/19 (a)	1,214	1,301,880
5.00%, 8/15/38	928	995,826

8	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
Texas (continued)
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	$1,080	$1,201,446
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	975	1,094,411

		5,463,629
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,155	1,224,387
Virginia — 1.8%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40 (a)	1,785	1,868,808
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	900	927,686
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	2,400	2,581,880

		3,509,566
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 40.7%		41,857,203
Total Long-Term Investments (Cost — $158,658,223) — 164.3%		169,121,070

Short-Term Securities — 0.4%	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (i)(j)	459,393	$459,439
Total Short-Term Securities (Cost — $459,439) — 0.4%		459,439
Total Investments (Cost — $159,117,662) — 164.7%		169,580,509
Other Assets Less Liabilities — 0.6%		576,076
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.6)%		(24,296,872)
VMTP Shares, at Liquidation Value — (41.7)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$102,959,713

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$135,089,919

Gross unrealized appreciation	$11,799,878
Gross unrealized depreciation	(1,561,612)

Net unrealized appreciation	$10,238,266

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 1, 2017 to February 15, 2031, is $4,050,255.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

(i)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,346,845	(1,887,452)	459,393	$459,439	$2,120	$145	—

(j)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(17)	5-Year U.S. Treasury Note	March 2017	$2,003,742	$(5,629)
(38)	10-Year U.S. Treasury Note	March 2017	$4,729,813	(18,709)
(25)	Long U.S. Treasury Bond	March 2017	$3,771,094	(15,301)
(7)	Ultra U.S. Treasury Bond	March 2017	$1,124,812	(4,984)
Total				$(44,623)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$169,121,070	—	$169,121,070
Short-Term Securities	$459,439	—	—	459,439

Total	$459,439	$169,121,070	—	$169,580,509

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(44,623)	—	—	$(44,623)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK STRATEGIC MUNICIPAL TRUST	January 31, 2017	11

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(24,252,324)	—	(24,252,324)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

Total	—	$(67,152,324)	—	$(67,152,324)

During the period ended January 31, 2017, there were no transfers between levels.

12	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         The BlackRock Strategic Municipal Trust

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John M. Perlowski

         John M. Perlowski

         Chief Executive Officer (principal executive officer) of

         The BlackRock Strategic Municipal Trust

Date: March 23, 2017

By:    /s/ Neal J. Andrews

         Neal J. Andrews

         Chief Financial Officer (principal financial officer) of

         The BlackRock Strategic Municipal Trust

Date: March 23, 2017